Employee Option Plans (Details 1) - Matrix [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at beginning of year	2,300,000
Exercised	1,150,000
Forfeited	50,000
Outstanding at end of year	1,100,000	2,300,000
Exercisable at end of year
Weighted average exercise price
Outstanding at beginning of year	$ 4.26
Exercised	4.42
Expired and forfeited	4.59
Outstanding at end of year	4.59	$ 4.26
Exercisable at end of year
Weighted average remaining contractual term (in years)
Outstanding	2 years 2 months 8 days	3 years 1 month 16 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 8,591
Exercised	5,897
Outstanding at end of year	9,152	$ 8,591
Exercisable at end of year